Note 9 - Inventories (Details Textual) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Non-current ore stockpiles		$ 23,500	$ 119,200
Current production supplies	[1]	65,844	207,526
Accumulated impairment [member]
Statement Line Items [Line Items]
Current production supplies		$ 8,400	29,200
Kumtor mine [Member]
Statement Line Items [Line Items]
Non-current ore stockpiles			85,000
Kumtor mine [Member] | Accumulated impairment [member]
Statement Line Items [Line Items]
Current production supplies			$ 21,200

[1]	Net of a provision for supplies inventory obsolescence of $8.4 million (December 31, 2020 - $29.2 million, including $21.2 million related to the Kumtor Mine). The non-current portion of supplies is included in other assets (note 12).